PENSION SCHEMES	12 Months Ended
Dec. 31, 2017
Disclosure of pension schemes [Abstract]
PENSION SCHEMES
8.	PENSION SCHEMES

The Group operates defined contribution pension schemes for certain of its full time employees. The benefits under these schemes are financed by both Group and employee contributions. Total contributions made by the Group in the financial year and charged against income amounted to US$458,000 (2016: US$708,000) (2015: US$711,000) of which $Nil (2016: $156,000) is included within the restructuring costs in Note 7. The pension accrual for the Group at December 31, 2017 was US$33,000 (2016: US$83,000), (2015: US$205,000).